Loans Receivable, Net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Loans Receivable, Net
Loans receivable, net, at December 31, 2021 and 2020 are summarized below.

	December 31,
	2021		2020
	Balance	% of Total Gross Loans	Balance	% of Total Gross Loans
Residential Real Estate Loans	$55,977,999	10.9%	$66,709,742	13.5%
Consumer Loans	59,256,394	11.6%	55,335,425	11.2%
Commercial Business Loans	29,287,265	5.7%	19,704,862	4.0%
Commercial Real Estate Loans	353,356,712	69.1%	299,299,647	60.6%
Paycheck Protection Program ("PPP") Loans	9,751,812	1.9%	47,105,618	9.5%
Total Loans Held For Investment	507,630,182	99.2%	488,155,294	98.8%
Loans Held For Sale	4,038,414	0.8%	5,693,400	1.2%
Total Loans Receivable, Gross	$511,668,596	100.0%	$493,848,694	100.0%
Less:
Allowance For Loan Losses	11,087,164		12,842,896
Deferred Loan Fees	1,084,623		1,838,426
	12,171,787		14,681,322
Total Loans Receivable, Net	$499,496,809		$479,167,372

During the year ended December 31, 2020, the Bank participated in the SBA Paycheck Protection Program (“PPP”), a guaranteed unsecured loan program enacted under the CARES Act to provide near-term relief to help small businesses impacted by COVID-19 sustain operations. The CAA, 2021 renewed and extended the PPP until March 31, 2021. As a result, in January 2021, the Bank began accepting and processing loan applications under this second PPP program. The Bank earns 1% interest on PPP loans as well as a fee from the SBA to cover processing costs, which is amortized over the life of the loan. The maturity date of the PPP loan is either two or five years from the date of loan origination. PPP loans totaled $9.8 million at December 31, 2021 compared to $47.1 million at December 31, 2020. The balance of unamortized net deferred fees on PPP loans was $441,000 at December 31, 2021 compared to $1.4 million December 31, 2020.

Credit Quality Indicators
The Bank categorizes loans into risk categories based on relevant information regarding the borrowers' ability to payoff their loan in accordance with its terms. This information includes; but is not limited to, current financial and credit documentation, payment history, public information and current economic trends, among other factors. Risk ratings are used to rate the credit quality of loans for the purposes of determining the Bank’s allowance for loan losses. The following definitions are used for credit quality risk ratings:
Pass - loans that are performing and are deemed adequately protected by the net worth of the borrower or the underlying collateral value. These loans are considered to have the least amount of risk in terms of determining the allowance for loan losses.
Caution - loans that do not currently expose the Bank to sufficient risk to warrant adverse classification but possess weaknesses.
Special Mention - loans that do not currently expose the Bank to sufficient risk to warrant adverse classification but possess more weaknesses than Caution loans.
Substandard - loans that are graded as substandard are considered to have the most risk. These loans typically have an identified weakness or weaknesses and are inadequately protected by the net worth of the borrower or collateral value. All loans 90 days or more past due are automatically classified in this category.
The following tables summarize the loan grades used by the Bank to measure the credit quality of gross loans receivable, excluding those held for sale, by loan segment at December 31, 2021 and 2020.

December 31, 2021	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$42,220,385	$11,501,275	$153,505	$2,102,834	$55,977,999
Consumer	46,895,253	10,775,951	832,463	752,727	59,256,394
Commercial Business	24,191,552	4,720,925	54,380	320,408	29,287,265
Commercial Real Estate	273,409,226	62,168,249	14,021,326	3,757,911	353,356,712
PPP	9,751,812	—	—	—	9,751,812
Total	$396,468,228	$89,166,400	$15,061,674	$6,933,880	$507,630,182

December 31, 2020	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$53,240,147	$9,675,300	$799,446	$2,994,849	$66,709,742
Consumer	42,926,887	10,525,814	891,107	991,617	55,335,425
Commercial Business	15,315,677	3,851,517	309,100	228,568	19,704,862
Commercial Real Estate	221,696,863	56,642,660	16,349,302	4,610,822	299,299,647
PPP	47,105,618	—	—	—	47,105,618
Total	$380,285,192	$80,695,291	$18,348,955	$8,825,856	$488,155,294

Past Due and Non-accrual Loans
The following tables present an age analysis of past due balances by category at December 31, 2021 and 2020.

	December 31, 2021
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$241,680	$205,713	$447,393	$55,530,606	$55,977,999
Consumer	273,764	65,788	53,178	392,730	58,863,664	59,256,394
Commercial Business	79,381	133,610	—	212,991	29,074,274	29,287,265
Commercial Real Estate	367,344	354,412	372,406	1,094,162	352,262,550	353,356,712
PPP	—	—	—	—	9,751,812	9,751,812
Total	$720,489	$795,490	$631,297	$2,147,276	$505,482,906	$507,630,182

	December 31, 2020
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$152,634	$160,152	$312,786	$66,396,956	$66,709,742
Consumer	292,498	30,610	91,870	414,978	54,920,447	55,335,425
Commercial Business	49,554	—	7,152	56,706	19,648,156	19,704,862
Commercial Real Estate	735,456	346,850	550,409	1,632,715	297,666,932	299,299,647
PPP	—	—	—	—	47,105,618	47,105,618
Total	$1,077,508	$530,094	$809,583	$2,417,185	$438,632,491	$488,155,294

At December 31, 2021 and 2020, the Bank did not have any loans that were 90 days or more past due and still accruing interest. Our strategy is to work with our borrowers to reach acceptable payment plans while protecting our interests in the existing collateral.  In the event an acceptable arrangement cannot be reached, we may have to acquire these properties through foreclosure or other means and subsequently sell, develop, or liquidate them.
The following table shows non-accrual loans by category at December 31, 2021 compared to 2020.

	December 31, 2021		December 31, 2020		Increase (Decrease)
	Amount	Percent (1)	Amount	Percent (1)	$	%
Non-accrual Loans:
Residential Real Estate	$1,332,106	0.3%	$1,682,240	0.4%	$(350,134)	(20.8)%
Consumer	150,480	—	402,878	0.1	(252,398)	(62.6)
Commercial Business	64,479	—	100,408	—	(35,929)	(35.8)
Commercial Real Estate	1,136,322	0.2	939,946	0.2	196,376	20.9
Total Non-accrual Loans	$2,683,387	0.5%	$3,125,472	0.7%	$(442,085)	(14.1)%
(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES

Allowance for Loan Losses
The tables below show the allowance for loan losses by loan category for the years ended December 31, 2021, 2020 and 2019.

	For the Year Ended December 31, 2021
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,528,948	$1,298,655	$1,165,033	$8,850,260	$12,842,896
Provision	(597,159)	(201,384)	106,569	(1,712,143)	(2,404,117)
Charge-Offs	—	(129,923)	(6,699)	—	(136,622)
Recoveries	41,496	107,003	2,711	633,797	785,007
Ending Balance	$973,285	$1,074,351	$1,267,614	$7,771,914	$11,087,164

	For the Year Ended December 31, 2020
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,390,594	$1,210,849	$544,764	$6,079,367	$9,225,574
Provision	136,063	251,948	655,317	2,556,672	3,600,000
Charge-Offs	(9)	(226,760)	(35,048)	(19,453)	(281,270)
Recoveries	2,300	62,618	—	233,674	298,592
Ending Balance	$1,528,948	$1,298,655	$1,165,033	$8,850,260	$12,842,896

	For the Year Ended December 31, 2019
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,191,443	$1,203,593	$923,600	$5,853,081	$9,171,717
Provision	227,624	324,394	(392,817)	215,799	375,000
Charge-Offs	(34,599)	(432,003)	(1,132)	(517,583)	(985,317)
Recoveries	6,126	114,865	15,113	528,070	664,174
Ending Balance	$1,390,594	$1,210,849	$544,764	$6,079,367	$9,225,574
Allowance for Loan Losses and Loans Receivable Evaluated for Impairment
The following tables summarize the impaired loans evaluated individually and collectively for impairment within the allowance for loan losses and loans receivable balances at December 31, 2021 and 2020.

	Allowance For Loan Losses			Loans Receivable
December 31, 2021	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$973,285	$973,285	$1,128,452	$54,849,547	$55,977,999
Consumer	—	1,074,351	1,074,351	97,302	59,159,092	59,256,394
Commercial Business	—	1,267,614	1,267,614	31,446	29,255,819	29,287,265
Commercial Real Estate	—	7,771,914	7,771,914	1,066,107	352,290,605	353,356,712
PPP	—	—	—	—	9,751,812	9,751,812
Total	$—	$11,087,164	$11,087,164	$2,323,307	$505,306,875	$507,630,182

December 31, 2020
Residential Real Estate	$—	$1,528,948	$1,528,948	$1,284,303	$65,425,439	$66,709,742
Consumer	—	1,298,655	1,298,655	161,869	55,173,556	55,335,425
Commercial Business	—	1,165,033	1,165,033	53,047	19,651,815	19,704,862
Commercial Real Estate	—	8,850,260	8,850,260	720,111	298,579,536	299,299,647
PPP	—	—	—	—	47,105,618	47,105,618
Total	$—	$12,842,896	$12,842,896	$2,219,330	$485,935,964	$488,155,294

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment and records the loan at fair value. Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sell, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and, if it is over 24 months old, will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis. The average balance of total impaired loans was $2.6 million for year ended December 31, 2021 compared to $3.9 million for the year ended December 31, 2020. In accordance with our policy, non-accrual commercial loans with a balance less than $200,000 and non-accrual consumer loans with a balance less than $100,000 are deemed immaterial and therefore excluded from the individual impairment review.

The following tables present information related to impaired loans by loan category as of and for the years ended December 31, 2021, 2020 and 2019.

	December 31, 2021
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,128,452	$1,128,452	$—	$1,275,540	$4,139
Consumer	97,302	105,602	—	142,602	—
Commercial Business	31,446	926,446	—	46,093	—
Commercial Real Estate	1,066,107	1,211,527	—	1,108,041	18,060
Total	$2,323,307	$3,372,027	$—	$2,572,276	$22,199

	December 31, 2020
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,284,303	$1,284,303	$—	$1,877,590	$24,597
Consumer	161,869	170,169	—	210,722	1,591
Commercial Business	53,047	948,046	—	58,597	—
Commercial Real Estate	720,111	865,531	—	1,717,842	56,737
Total	$2,219,330	$3,268,049	$—	$3,864,751	$82,925

	December 31, 2019
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,086,433	$1,086,433	$—	$1,322,609	$—
Consumer	184,402	192,702	—	1,106,795	—
Commercial Business	64,406	959,406	—	71,422	—
Commercial Real Estate	1,894,642	2,066,862	—	3,893,786	54,372
Total	$3,229,883	$4,305,403	$—	$6,394,612	$54,372
Troubled Debt Restructurings and Loan Modifications
In the course of resolving delinquent loans, the Bank may choose to restructure the contractual terms of certain loans. A troubled debt restructuring ("TDR") is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grants a concession to a borrower that it would not otherwise consider (FASB ASC Topic 310-40).  The concessions granted on TDRs generally include terms to reduce the interest rate, extend the term of the debt obligation, or modify the payment structure on the debt obligation. The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.
At the date of modification, TDRs are initially classified as nonaccrual TDRs. They are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower's financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).
The Bank had three TDRs with a total balance of $694,000 included in impaired loans at December 31, 2021 compared to three TDRs totaling $315,000 at December 31, 2020. There was one commercial real estate loan restructured as a TDR during 2021 with a balance of $412,000 at the time of restructure and immediately thereafter. During the year ended December 31, 2020, there was one commercial real estate loan restructured as a TDR, which had a balance of $290,000 at the time of restructure and immediately thereafter. There were no loans restructured as TDRs during 2019. At December 31, 2021 and 2020, there were no TDRs in default. The Bank considers any loan 30 days or more past due to be in default. At December 31, 2021 and 2020, the Bank had no commitments to extend additional credit to borrowers whose loan terms have been modified in a TDR. All TDRs are also classified as impaired loans and are included in the loans individually evaluated for impairment.
Our policy with respect to accrual of interest on loans restructured as a TDR follows relevant supervisory guidance.  That is, if a borrower has demonstrated performance under the previous loan terms and shows capacity to perform under the restructured loan terms, continued accrual of interest at the restructured interest rate is probable.  If a borrower was materially delinquent on payments prior to the restructuring but shows capacity to meet the restructured loan terms, the loan will likely continue as nonaccrual going forward.  Lastly, if the borrower does not perform under the restructured terms, the loan is placed on nonaccrual status.
The Bank will continue to closely monitor these loans and will cease accruing interest on them if management believes that the borrowers may not continue performing based on the restructured note terms.  If, after previously being classified as a TDR, a loan is restructured a second time, then that loan is automatically placed on nonaccrual status.  The Bank's policy with respect to nonperforming loans requires the borrower to become current and then make a minimum of six consecutive payments in accordance with the loan terms before that loan can be placed back on accrual status.  Further, the borrower must show capacity to continue performing into the future prior to restoration of accrual status.

The CARES Act, signed into law on March 27, 2020, provided guidance around the modification of loans as a result of the COVID-19 pandemic, which outlined, among other criteria, that short-term modifications made on a good faith basis to borrowers who were current as defined under the CARES Act prior to any relief, are not TDRs. This includes short-term (e.g. generally up to six months) modifications such as payment deferrals, fee waivers, extensions of repayment terms, or other delays in payment that are insignificant. To qualify as an eligible loan under the CARES Act, as amended by the CAA, 2021, a loan modification must be (1) related to the COVID-19 pandemic; (2) executed on a loan that was not more than 30 days past due as of December 31, 2019; and (3) executed between March 1, 2020, and the earlier of (A) 60 days after the date of termination of the National Emergency by the President or (B) January 1, 2022. As of December 31, 2021, there were no loans still on deferral or modified due to COVID-19. Loan modifications made in accordance with the CARES Act were still subject to an impairment evaluation.